Long-Term Debt - Covenants (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt Instrument Covenant Description

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders' prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $108,271 at June 30, 2017 and $108,139 at December 31, 2016, a minimum hull value in connection with the vessels' outstanding loans and insurance coverage of the vessels against all customary risks. Four loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $5,250 and four other loan agreements require a monthly pro rata transfer to a retention account of any principal due but unpaid.

Debt Instrument Covenant Compliance

As at June 30, 2017, the Company and its wholly and majority owned subsidiaries had thirty-four loan agreements, totaling $1,838,987. The Company fulfilled its requirements in respect of the financial covenants of all its loan agreements, relating to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirements in eight of the thirty-four loans, in respect of which an amount of $4,092 has been reclassified within current liabilities at June 30, 2017.

Cash and cash equivalents	$ 250,408	$ 187,777	$ 253,927	$ 289,676
Carrying amount	1,838,987	1,766,043
Working capital	611	(47,947)
Thirty-four loan agreements
Debt Instrument [Line Items]
Carrying amount	1,838,987
Minimum liquidity requirement
Debt Instrument [Line Items]
Cash and cash equivalents	108,271	$ 108,139
Four loan agreements
Debt Instrument [Line Items]
Held in deposit account	5,250
Eight of the thirty-four loans
Debt Instrument [Line Items]
Reclassification Of Long Term Debt	$ 4,092